Summary of Significant Accounting Policies - Restricted Cash and Concentration of credit risk (Details) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018 USD ($) customer
Summary of Significant Accounting Policies
Restricted Cash | $			$ 0
Number of largest customers | customer			10
Percentage Payment of Calculated Tax Savings to Pre Business Combination Equity Holders	85.00%	85.00%
Revenue
Summary of Significant Accounting Policies
Revenue from contract with customer (as a percent)			6.00%
Revenue | Maximum
Summary of Significant Accounting Policies
Revenue from contract with customer (as a percent)			1.00%